Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis
The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2018 and 2019:

	As of December 31, 2018
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Liabilities:
Guarantee liabilities	—	—	302,604,578	302,604,578

	As of December 31, 2019
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Liabilities:
Guarantee liabilities	—	—	263,465,921	263,465,921

	As of December 31, 2019
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	US$	US$	US$	US$
Liabilities:
Guarantee liabilities	—	—	37,844,512	37,844,512

Summary of Significant Unobservable Inputs

		Range of Inputs Weighted - Average As of December 31,
Financial Liabilities	Unobservable Input	2018	2019
Guarantee liabilities	Discount rates	4.89%	4.35%
	Expected delinquency rates	0.32%- 10.47%	7.57%-10.20%